SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 254,703	$ 136,249
Fair value,12 months or greater	120,661	55,913
Fair value, Total	375,364	192,162
Unrealized losses, less than 12 months	(767)	(711)
Unrealized losses, 12 months or greater	(1,453)	(368)
Unrealized losses, Total	(2,220)	(1,079)
Corporate debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	231,845	135,252
Fair value,12 months or greater	113,870	49,076
Fair value, Total	345,715	184,328
Unrealized losses, less than 12 months	(754)	(711)
Unrealized losses, 12 months or greater	(1,239)	(198)
Unrealized losses, Total	(1,993)	(909)
U.S. treasuries [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	14,926
Fair value,12 months or greater	6,791	6,837
Fair value, Total	21,717	6,837
Unrealized losses, less than 12 months	(12)
Unrealized losses, 12 months or greater	(214)	(170)
Unrealized losses, Total	(226)	(170)
U.S. Government agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	7,932	997
Fair value,12 months or greater
Fair value, Total	7,932	997
Unrealized losses, less than 12 months	(1)
Unrealized losses, 12 months or greater
Unrealized losses, Total	$ (1)